Commitments and Contingencies	6 Months Ended	12 Months Ended
	Mar. 31, 2024	Sep. 30, 2023
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 13 - COMMITMENTS AND CONTINGENCIES

Contingencies

Legal Matters

On February 6, 2018, the Company sent a letter to the previous owners of Howco Distributing Co. (“Howco”) alleging that they made certain financial misrepresentations under the terms of the Stock Purchase Agreement by which the Company acquired control of Howco during 2016. The Company claimed that the previous owners took excessive amounts of cash from the business prior to the close of the merger. On March 13, 2018, the Company filed a lawsuit against the previous owners by issuing a summons. On April 12, 2018, the Company received the Defendants’ answer. On July 22, 2019, the Company sought and was granted a dismissal without prejudice of the lawsuit filed against the previous owners of Howco. A company representative and the previous owners have been in contact. An informal oral agreement with the Seller was made whereby the Company had been paying the previous owners $3,000 per month. The Company is no longer paying the previous owner $3,000 a month. A company representative informed the previous owner that the Company will resume the $3,000 payment as soon as it is able to do so (see Note 6).

In connection with the merger in fiscal 2016, with Texas Wyoming Drilling, Inc., a vendor has a claim for unpaid bills of approximately $75,000 against the Company. The Company and its legal counsel believe the Company is not liable for the claim pursuant to its indemnification clause in the merger agreement.

On April 10, 2019, a former service provider filed a complaint with three charges with the Superior Court Judicial District of New Haven, CT seeking payment for professional services. The Company has previously recognized expenses of $218,637, which remain unpaid in accounts payable. On May 2, 2023, the Company reached a settlement agreement with a former vendor which had a pending legal action against the Company concerning services rendered having outstanding amounts owed of $219,613. The Company agreed to pay a total of $110,000 in total, consisting of a cash payment of $25,000 and a note payable of $85,000 (having a 3% annual interest). The Company will pay $2,472 for 36 months. The Company did not make payments during the six months ended March 31, 2024 and the balance remains accrued at March 31, 2024.

On December 30, 2020, a Howco vendor filed a lawsuit seeking payment of past due invoices totaling $276,430 and finance charges of $40,212. The Company has recorded the liability for the invoices in the normal course of business. Management at Howco as well as an intermediary consultant structured a repayment plan with this vendor and other vendors as well.

On May 14, 2024, the Company was served with a lawsuit (Case No. 2024-05888) in the Circuit Court of Fairfax County, Virginia brought by 1800 Diagonal Lending, LLC. The Plaintiff alleges that the Company breached the terms of four Promissory Notes, issued in July, September, October and December of 2023, and seeks recovery of monetary damages in the amount of $318,392.00, and equitable relief. The Company is in the process of retaining Virginia litigation counsel and plans to contest the Plaintiff’s claims (see Note 9).

Settlements

On November 13, 2018, the Company and a vendor agreed to settle $161,700 in past due professional fees for a convertible note in the amount of $90,000. The note bears interest at 5% and matures in July 2019, and has a fixed discount conversion feature. The note is now past due and remains unconverted at March 31, 2024 and September 30, 2023; however there is no default interest or penalty associated with the default.

On June 23, 2023, Howco entered into a settlement agreement with Crane Machinery Inc. (CMI). Howco agreed to pay $16,500 with an initial settlement of $2,000, to be followed by five monthly installments of $2,900, until paid in full. As of March 31, 2024, the settlement amount has been fully paid.

As of March 31, 2024, the Company has received demand for payment of past due amounts for services by several consultants and service providers.

Commitments

Lease Obligations

On April 16, 2023, Howco renewed its office and warehouse lease for an additional three years. The initial year (commencing on June 1, 2023) monthly lease payment is $4,542, in years two and three the monthly lease payments are $4,679 and $4,819 respectively. Monthly common charges at $1,481 for the first year, subject to change in years two and three.

The Company recognized a right-of-use asset of and a lease liability of $140,561in fiscal 2023 and represents the fair value of the lease payments calculated as present value of the minimum lease payments using a discount rate of 12% on date of the lease renewal in accordance with ASC 842. The asset and liability will be amortized as monthly payments are made and lease expense will be recognized on a straight-line basis over the term of the lease.

Right of use asset (ROU) is summarized below:

	March 31, 2024	September 30, 2023
Operating lease at inception	$140,561	$140,561
Less accumulated reduction	(34,190)	(13,285)
Balance ROU asset	$106,371	$127,276

Operating lease liability related to the ROU asset is summarized below:

Operating lease liabilities at inception	$140,561	$140,561
Reduction of lease liabilities	(32,813)	(12,735)
Total lease liabilities	$107,748	$127,826
Less: current portion	(45,364)	(41,946)
Lease liabilities, non-current	$62,384	$85,880

Non-cancellable operating lease total future payments are summarized below:

Total minimum operating lease payments	$123,046	$150,298
Less discount to fair value	(15,298)	(22,472)
Total lease liability	$107,748	$127,826

Future minimum lease payments under non-cancellable operating leases at March 31, 2024 are as follows:

Years ending September 30,	Amount
2024 (remainder)	$27,797
2025	56,701
2026	38,548
Total minimum non-cancelable operating lease payments	$123,046

The weighted average remaining lease term for the operating lease is 2.17 years as of March 31, 2024.

In December 2019, the Company relocated its primary office to 195 Paterson Avenue, Little Falls, New Jersey, under a one-year lease with a renewal option having monthly payments of $500. On April 30, 2023, the Company ended its lease at 195 Paterson Avenue Little Falls, NJ. On May 9, 2023, the Company signed an application to deliver its mail at 37 Main Street, Sparta, NJ for $79 per month.

For the six months ended March 31, 2024 and 2023, rent expense for all leases amounted to $37,121 and $38,991, respectively.

NOTE 15 - COMMITMENTS AND CONTINGENCIES

Contingencies

Legal Matters

On February 6, 2018, the Company sent a letter to the previous owners of Howco Distributing Co. (“Howco”) alleging that they made certain financial misrepresentations under the terms of the Stock Purchase Agreement by which the Company acquired control of Howco during 2016. The Company claimed that the previous owners took excessive amounts of cash from the business prior to the close of the merger. On March 13, 2018, the Company filed a lawsuit against the previous owners by issuing a summons. On April 12, 2018, the Company received the Defendants’ answer. On July 22, 2019, the Company sought and was granted a dismissal without prejudice of the lawsuit filed against the previous owners of Howco. A company representative and the previous owners have been in contact. An informal oral agreement with the Seller was made whereby the Company had been paying the previous owners $3,000 per month. The Company is no longer paying the previous owner $3,000 a month. A company representative informed the previous owner that the Company will resume the $3,000 payment as soon as it is able to do so (see Note 8).

In connection with the merger in fiscal 2016, with Texas Wyoming Drilling, Inc., a vendor has a claim for unpaid bills of approximately $75,000 against the Company. The Company and its legal counsel believe the Company is not liable for the claim pursuant to its indemnification clause in the merger agreement.

In the suit Drone USA, Inc and Michael Bannon (plaintiffs) vs the former Chief Financial Officer or CFO, the plaintiffs sought to compel the former CFO to meet his obligations under an agreement guaranteeing payments to another former executive. The former CFO filed a cross-claim against the plaintiffs for past due salary. The employment agreement with the former CFO allowed salary payments to be paid in cash or stock. During the year ended September 30, 2021, the Company issued 36,821 shares of its common stock for the past due salary and claims that this payment moots the former CFO’s claim for past due salary. During the year ended September 30, 2022, the Company began the process to cancel the shares issued and reclassified the amount to equity and a previously recorded liability for $119,670. The former CFO filed a motion for summary judgement which was denied, then filed an appeal to that order. The appellate court reversed the lower court’s decision. The Company settled the lawsuit for $90,000. Three equal payments of $30,000 were required to be made. The May 2023, June 2023 and July 2023 payments of $90,000 were made. (see Note 7).

On April 10, 2019, a former service provider filed a complaint with three charges with the Superior Court Judicial District of New Haven, CT seeking payment for professional services. The Company has previously recognized expenses of $218,637, which remain unpaid in accounts payable. On May 2, 2023, the Company reached a settlement agreement with a former vendor which had a pending legal action against the Company concerning services rendered having outstanding amounts owed of $219,613. The Company agreed to pay a total of $110,000 in total, consisting of a cash payment of $25,000 and a note payable of $85,000 (having a 3% annual interest). The Company will pay $2,472 for 36 months.

On December 30, 2020, a Howco vendor filed a lawsuit seeking payment of past due invoices totaling $276,430 and finance charges of $40,212. The Company has recorded the liability for the invoices in the normal course of business. Management at Howco as well as an intermediary consultant structured a repayment plan with this vendor and other vendors as well.

Settlements

On November 13, 2018, the Company and a vendor agreed to settle $161,700 in past due professional fees for a convertible note in the amount of $90,000. The note bears interest at 5% and matures in July 2019, and has a fixed discount conversion feature. The note is past due and remains unconverted at September 30, 2023 and 2022; however there is no default interest or penalty associated with the default. The difference between the settlement amount and the recorded amount in accounts payable of $71,700 was recognized as a gain on debt extinguishment upon receipt of the waiver and release from the vendor in 2018.

On June 23, 2023, Howco entered into a settlement agreement with Crane Machinery Inc. (CMI). Howco agreed to pay $16,500 with an initial settlement of $2,000, to be followed by five monthly installments of $2,900, until paid in full.

As of September 30, 2023, the Company has received demand for payment of past due amounts for services by several consultants and service providers.

During the year ended September 30, 2023, the Company did an evaluation of certain unsecured, previously accrued payables to various third parties and the related jurisdiction(s) such amounts arose from, selected amounts were written off in accordance with ASC 405-20-40-1 - Extinguishment of Liabilities as the statute of limitations had expired on the payables and the Company recorded a gain of $531,231 as a result of the extinguishments as reflected in the accompanying statements of operations.

Commitments

Lease Obligations

On April 16, 2020 the Company’s subsidiary Howco renewed its office and warehouse lease in Vancouver, WA for a term commencing on June 1, 2020 extending through June 1, 2023 at an initial monthly rent of approximately $5,154. The lease required monthly payments including base rent plus CAM with annual increases.

On April 16, 2023, Howco renewed its office and warehouse lease for an additional three years. The initial year (commencing on June 1, 2023) monthly lease payment is $4,542, in years two and three the monthly lease payments are $4,679 and $4,819 respectively. Monthly common charges at $1,481 for the first year, subject to change in years two and three.

The Company recognized a right-of-use asset of and a lease liability of $140,561, which represents the fair value of the lease payments calculated as present value of the minimum lease payments using a discount rate of 12% on date of the lease renewal in accordance with ASC 842. The asset and liability will be amortized as monthly payments are made and lease expense will be recognized on a straight-line basis over the term of the lease.

Right of use asset (ROU) is summarized below:

	September 30, 2023	September 30, 2022
Operating lease at inception	$140,561	$156,554
Less accumulated reduction	(13,285)	(122,986)
Balance ROU asset	$127,276	$33,568

Operating lease liability related to the ROU asset is summarized below:

Operating lease liabilities at inception	$140,561	$156,554
Reduction of lease liabilities	(12,735)	(122,079)
Total lease liabilities	$127,826	$34,475
Less: current portion	(41,946)	-
Lease liabilities, non-current	$85,880	$-

Non-cancellable operating lease total future payments are summarized below:

Total minimum operating lease payments	$150,298	$42,929
Less discount to fair value	(22,472)	(8,454)
Total lease liability	$127,826	$34,475

Future minimum lease payments under non-cancellable operating leases at September 30, 2023 are as follows:

Years ending September 30,	Amount
2024	$55,049
2025	56,701
2026	38,548
Total minimum non-cancelable operating lease payments	$150,298

The weighted average remaining lease term for the operating lease is 2.67 years as of September 30, 2023.

In December 2019, the Company relocated its primary office to 195 Paterson Avenue, Little Falls, New Jersey, under a one-year lease with a renewal option having monthly payments of $500. On June 1, 2023, the Company moved its address from 195 Paterson Avenue Little Falls, NJ to 37 Main Street Sparta, NJ. Following subsequent renewals the current rent is $700, per month as of September 30, 2023.

For the years ended September 30, 2023 and 2022, rent expense for all leases amounted to $76,117 and $73,346, respectively.

Notice of Default

On September 6, 2019, the Company received a notice of default under its senior secured credit facility with TCA, for non-payment of amounts due among other matters. Left uncured the default remedies include seizure of operating assets such as the Company’s subsidiary. Additionally, the default may trigger cross default provisions under other agreements with other creditors. On April 12, 2023, the receiver for TCA sold and assigned to Ekimnel Strategies, LLC, a Delaware limited liability company, and Ekimnel purchased and assumed, all of TCA’s rights and obligations as a lender under that certain Senior Secured Credit Facility Agreement (see Note 9).